Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2014
Temporary Equity Disclosure [Abstract]
Summary of Redeemable Preferred Stock

Redeemable Preferred Stock consisted of the following as of December 31, 2013:

	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Liquidation Preference	Carrying Value	Common Stock Issuable Upon Conversion
Series A redeemable convertible preferred stock	1,172,836	1,145,836	$1,146	$1,145	434,028
Series B redeemable convertible preferred stock	3,306,189	3,257,329	6,000	5,989	1,233,835
Series C redeemable convertible preferred stock	10,500,000	10,243,901	21,000	20,973	3,880,260
Series D redeemable convertible preferred stock	16,000,000	15,361,787	37,790	37,742	5,818,850
Series D-1 redeemable convertible preferred stock	3,000,000	2,833,334	8,500	8,495	1,073,232

	33,979,025	32,842,187	$74,436	$74,344	12,440,205